GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 95.1%
Argentina* – 1.0%
8,084	MercadoLibre, Inc. (Internet & Direct Marketing Retail)	$ 9,091,428

Australia – 0.9%
39,286	CSL Ltd. (Biotechnology)	7,641,231

Belgium – 0.5%
77,700	KBC Group NV (Banks)	4,430,171

Brazil – 0.1%
433,038	Ambev SA ADR (Beverages)	1,160,542

Canada – 2.8%
74,002	Canadian National Railway Co. (Road & Rail)	7,236,656
25,267	Canadian Pacific Railway Ltd. (Road & Rail)	6,952,973
8,085	Shopify, Inc. Class A* (IT Services)	8,279,040
108,337	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	1,704,177

		24,172,846

China – 2.3%
68,300	Baidu, Inc. ADR* (Interactive Media & Services)	8,155,020
2,824,000	Beijing Capital International Airport Co. Ltd. Class H (Transportation Infrastructure)	1,860,352
149,640	Tencent Holdings Ltd. (Interactive Media & Services)	10,265,028

		20,280,400

Denmark – 2.0%
19,765	Carlsberg AS Class B (Beverages)	2,919,083
53,507	DSV PANALPINA A/S (Air Freight & Logistics)	7,321,655
111,045	Novo Nordisk A/S Class B (Pharmaceuticals)	7,285,948

		17,526,686

France – 13.4%
410,556	Air France-KLM* (Airlines)	1,684,731
69,822	Air Liquide SA (Chemicals)	11,484,338
56,057	Airbus SE* (Aerospace & Defense)	4,103,148
91,582	AXA SA (Insurance)	1,837,473
197,154	BNP Paribas SA* (Banks)	7,953,933
35,234	Capgemini SE (IT Services)	4,569,651
260,317	Carrefour SA (Food & Staples Retailing)	4,137,197
155,437	Danone SA (Food Products)	10,403,907
11,527	Dassault Systemes SE (Software)	2,098,991
266,817	Engie SA* (Multi-Utilities)	3,554,313

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
55,509	EssilorLuxottica SA* (Textiles, Apparel & Luxury Goods)	$ 7,393,520
840	Hermes International (Textiles, Apparel & Luxury Goods)	681,021
14,085	L’Oreal SA (Personal Products)	4,727,319
42,323	Legrand SA (Electrical Equipment)	3,274,035
29,070	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	12,640,889
58,228	Pernod Ricard SA (Beverages)	10,006,467
16,832	Renault SA* (Automobiles)	400,016
34,977	Sanofi (Pharmaceuticals)	3,672,484
103,841	Schneider Electric SE (Electrical Equipment)	11,906,770
134,522	TOTAL SE (Oil, Gas & Consumable Fuels)	5,090,810
62,300	Valeo SA (Auto Components)	1,598,766
32,690	Vinci SA (Construction & Engineering)	2,813,467

		116,033,246

Germany – 10.0%
7,148	Allianz SE (Insurance)	1,483,026
217,097	BASF SE (Chemicals)	11,976,386
156,662	Bayer AG (Pharmaceuticals)	10,407,606
59,835	Beiersdorf AG (Personal Products)	7,144,629
22,672	Deutsche Boerse AG (Capital Markets)	4,125,030
174,418	Deutsche Post AG* (Air Freight & Logistics)	7,079,657
322,967	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	8,234,165
34,310	Merck KGaA (Pharmaceuticals)	4,385,016
9,818	MTU Aero Engines AG* (Aerospace & Defense)	1,702,317
51,722	RWE AG (Multi-Utilities)	1,949,628
115,991	SAP SE (Software)	18,309,567
80,393	Siemens AG (Industrial Conglomerates)	10,244,962

		87,041,989

Hong Kong – 1.5%
1,488,800	AIA Group Ltd. (Insurance)	13,424,419

India – 1.4%
84,708	HDFC Bank Ltd. ADR* (Banks)	3,960,099
113,179	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	2,691,675
166,276	Tata Consultancy Services Ltd. (IT Services)	5,051,571

		11,703,345

GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Indonesia – 0.1%
1,616,100	Bank Mandiri Persero Tbk PT (Banks)	$ 642,319

Ireland – 2.9%
31,639	Accenture PLC Class A (IT Services)	7,111,814
15,707	ICON PLC* (Life Sciences Tools & Services)	2,913,020
149,489	Ryanair Holdings PLC ADR* (Airlines)	11,211,675
26,536	STERIS PLC (Health Care Equipment & Supplies)	4,235,942

		25,472,451

Israel* – 0.6%
40,276	Check Point Software Technologies Ltd. (Software)	5,048,597

Italy – 1.9%
305,325	Enel SpA (Electric Utilities)	2,796,938
198,809	Eni SpA (Oil, Gas & Consumable Fuels)	1,770,952
1,579,012	Intesa Sanpaolo SpA* (Banks)	3,218,571
932,356	UniCredit SpA* (Banks)	8,557,106

		16,343,567

Japan – 10.5%
43,700	Daikin Industries Ltd. (Building Products)	7,688,861
38,000	Denso Corp. (Auto Components)	1,405,719
67,600	FANUC Corp. (Machinery)	11,405,682
151,700	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	4,544,028
83,400	Hoya Corp. (Health Care Equipment & Supplies)	8,224,861
161,000	Japan Tobacco, Inc. (Tobacco)	2,751,885
13,200	Keyence Corp. (Electronic Equipment, Instruments & Components)	5,566,266
49,300	Koito Manufacturing Co. Ltd. (Auto Components)	1,930,419
70,500	Komatsu Ltd. (Machinery)	1,385,106
300,000	Kubota Corp. (Machinery)	4,271,989
76,400	Kyocera Corp. (Electronic Equipment, Instruments & Components)	4,254,737
91,600	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	5,883,527
370,800	Olympus Corp. (Health Care Equipment & Supplies)	6,669,379
16,100	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,884,323
2,600	SMC Corp. (Machinery)	1,366,427
43,700	Sompo Holdings, Inc. (Insurance)	1,440,098

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
168,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	$ 4,495,254
256,700	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	9,309,689
174,600	Terumo Corp. (Health Care Equipment & Supplies)	6,605,301

		91,083,551

Luxembourg* – 0.2%
149,497	ArcelorMittal SA (Metals & Mining)	1,655,198

Macau – 0.1%
226,400	Sands China Ltd. (Hotels, Restaurants & Leisure)	863,221

Mexico – 0.6%
583,252	Grupo Financiero Banorte SAB de CV Class O (Banks)	2,093,994
1,179,165	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	2,767,368

		4,861,362

Netherlands – 4.6%
115,506	Akzo Nobel NV (Chemicals)	10,883,488
16,500	ASML Holding NV (Semiconductors & Semiconductor Equipment)	5,836,380
19,845	Ferrari NV (Automobiles)	3,548,577
1,501,342	ING Groep NV (Banks)	10,468,678
76,027	Koninklijke Philips NV* (Health Care Equipment & Supplies)	3,928,383
53,654	QIAGEN NV* (Life Sciences Tools & Services)	2,665,218
61,516	Randstad NV (Professional Services)	2,963,064

		40,293,788

Portugal – 0.3%
233,588	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	2,445,854

Singapore – 0.4%
215,300	DBS Group Holdings Ltd. (Banks)	3,110,149

South Korea – 1.4%
8,774	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	10,640,171
66,957	SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)	1,358,558

		11,998,729

GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – 2.5%
23,093	Aena SME SA*(a) (Transportation Infrastructure)	$ 3,010,985
216,955	Amadeus IT Group SA (IT Services)	10,833,705
1,355,856	Banco Bilbao Vizcaya Argentaria SA (Banks)	4,221,755
1,702,285	CaixaBank SA (Banks)	3,661,695

		21,728,140

Sweden – 1.4%
104,271	Atlas Copco AB Class A (Machinery)	4,628,743
99,709	Essity AB Class B* (Household Products)	3,289,839
88,480	Swedbank AB Class A* (Banks)	1,436,761
163,292	Volvo AB Class B* (Machinery)	2,821,975

		12,177,318

Switzerland – 12.4%
446,500	ABB Ltd. (Electrical Equipment)	11,213,111
101,694	Alcon, Inc.* (Health Care Equipment & Supplies)	6,146,310
156,435	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	9,711,659
53,992	Julius Baer Group Ltd. (Capital Markets)	2,370,242
6,455	Lonza Group AG (Life Sciences Tools & Services)	4,036,538
178,928	Nestle SA (Food Products)	21,278,422
183,769	Novartis AG (Pharmaceuticals)	15,136,543
48,459	Roche Holding AG (Pharmaceuticals)	16,784,089
37,178	Sika AG (Chemicals)	8,169,198
447,373	UBS Group AG (Capital Markets)	5,270,402
20,627	Zurich Insurance Group AG (Insurance)	7,627,921

		107,744,435

Taiwan – 1.7%
191,477	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	15,105,621

United Kingdom – 14.9%
18,085	Aon PLC Class A (Insurance)	3,711,404
30,145	AstraZeneca PLC (Pharmaceuticals)	3,330,407
1,442,871	Aviva PLC (Insurance)	4,962,110
1,002,862	Balfour Beatty PLC (Construction & Engineering)	3,147,769
6,177,167	Barclays PLC (Banks)	8,008,674

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
1,416,685	BP PLC (Oil, Gas & Consumable Fuels)	$ 5,130,530
246,512	British American Tobacco PLC (Tobacco)	8,146,806
51,589	Coca-Cola European Partners PLC (Beverages)	2,123,919
509,483	Compass Group PLC (Hotels, Restaurants & Leisure)	7,010,077
155,046	Diageo PLC (Beverages)	5,673,229
406,474	Experian PLC (Professional Services)	14,198,180
654,118	International Consolidated Airlines Group SA (Airlines)	1,409,836
73,266	Johnson Matthey PLC (Chemicals)	2,139,417
44,124	Linde PLC (Chemicals)	10,738,755
226,310	Micro Focus International PLC (Software)	814,733
339,396	Prudential PLC (Insurance)	4,850,226
55,615	Reckitt Benckiser Group PLC (Household Products)	5,576,490
411,967	RELX PLC (Professional Services)	8,697,156
58,256	Rio Tinto PLC (Metals & Mining)	3,546,170
2,425,787	Rolls-Royce Holdings PLC (Aerospace & Defense)	7,277,005
253,442	Smith & Nephew PLC (Health Care Equipment & Supplies)	5,002,301
123,332	Smiths Group PLC (Industrial Conglomerates)	2,172,673
1,247,288	Tesco PLC (Food & Staples Retailing)	3,520,274
3,848,583	Vodafone Group PLC (Wireless Telecommunication Services)	5,783,837
155,037	WH Smith PLC (Specialty Retail)	1,905,564

		128,877,542

United States – 2.7%
25,051	Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	8,156,355
4,790	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	4,478,650
36,014	ResMed, Inc. (Health Care Equipment & Supplies)	7,293,195
59,596	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	3,053,699

		22,981,899

TOTAL COMMON STOCKS (Cost $701,371,721)		$824,940,044

GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Dividend Rate	Value

Preferred Stocks* – 1.7%
Germany – 1.7%
Volkswagen AG (Automobiles)
97,698	3.455%	$ 14,300,741
(Cost $13,731,072)

Investment Company(b) – 3.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
26,163,198	0.130%	$ 26,163,198
(Cost $26,163,198)

TOTAL INVESTMENTS – 99.8% (Cost $741,265,991)		$865,403,983

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		1,858,340

NET ASSETS – 100.0%		$867,262,323

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Currency Abbreviations:
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

State Street Bank and Trust	USD	23,057	SGD	31,707	08/04/20	$(19)

GOLDMAN SACHS MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 95.7%
Aerospace & Defense – 1.7%
13,232	Airbus SE*	$ 968,529
5,798	HEICO Corp. Class A	443,837
14,739	Raytheon Technologies Corp.	835,407
2,102	Safran SA*	223,551

		2,471,324

Airlines – 0.4%
17,513	Southwest Airlines Co.	540,977

Banks – 5.2%
94,771	Bank of America Corp.	2,357,903
32,130	JPMorgan Chase & Co.	3,105,043
75,844	KeyCorp.	910,886
54,827	Wells Fargo & Co.	1,330,103

		7,703,935

Beverages – 0.7%
5,645	Constellation Brands, Inc. Class A	1,005,939

Biotechnology – 1.9%
11,636	Amgen, Inc.	2,846,980

Building Products – 0.8%
15,869	Armstrong World Industries, Inc.	1,130,508

Capital Markets – 3.4%
43,450	Ares Capital Corp.	612,645
15,698	Intercontinental Exchange, Inc.	1,519,253
14,675	Morgan Stanley	717,314
4,521	S&P Global, Inc.	1,583,480
5,457	Tradeweb Markets, Inc. Class A	295,060
14,075	Virtu Financial, Inc. Class A	349,060

		5,076,812

Chemicals – 1.7%
3,267	The Sherwin-Williams Co.	2,116,754
22,913	Valvoline, Inc.	470,175

		2,586,929

Commercial Services & Supplies – 0.9%
3,794	Waste Connections, Inc.	388,392
8,423	Waste Management, Inc.	923,161

		1,311,553

Communications Equipment – 0.9%
4,160	Motorola Solutions, Inc.	581,568
157,460	Nokia Oyj ADR	752,659

		1,334,227

Construction Materials – 1.1%
14,020	Vulcan Materials Co.	1,646,228

Consumer Finance – 2.1%
24,301	American Express Co.	2,267,769
1,908	Credit Acceptance Corp.*	892,830

		3,160,599

Shares	Description	Value

Common Stocks – (continued)
Distributors – 0.9%
19,500	LKQ Corp.*	$ 549,705
2,590	Pool Corp.	820,253

		1,369,958

Diversified Financial Services* – 2.6%
19,631	Berkshire Hathaway, Inc. Class B	3,843,357

Diversified Telecommunication Services – 1.5%
26,301	Cellnex Telecom SA(a)	1,655,238
6,075	Cogent Communications Holdings, Inc.	547,418

		2,202,656

Electronic Equipment, Instruments & Components – 1.3%
2,663	CDW Corp.	309,574
10,062	Keysight Technologies, Inc.*	1,005,093
2,171	Zebra Technologies Corp. Class A*	609,508

		1,924,175

Entertainment – 3.0%
16,736	Electronic Arts, Inc.*	2,370,152
8,739	The Walt Disney Co.	1,021,939
22,737	World Wrestling Entertainment, Inc. Class A	1,059,771

		4,451,862

Equity Real Estate Investment Trusts (REITs) – 3.2%
7,274	Crown Castle International Corp.	1,212,576
7,897	Public Storage	1,578,452
15,771	Simon Property Group, Inc.	983,322
131,559	The Macerich Co.	1,003,795

		4,778,145

Food & Staples Retailing* – 0.3%
10,876	BJ’s Wholesale Club Holdings, Inc.	435,584

Food Products – 0.5%
4,634	General Mills, Inc.	293,193
8,725	Lamb Weston Holdings, Inc.	524,198

		817,391

Health Care Equipment & Supplies – 8.1%
17,568	Abbott Laboratories	1,768,044
26,636	Alcon, Inc.*	1,597,627
18,297	Baxter International, Inc.	1,580,495
8,810	Becton Dickinson & Co.	2,478,605
14,076	Boston Scientific Corp.*	542,911
2,918	Danaher Corp.	594,688
3,430	Masimo Corp.*	755,012
28,443	Medtronic PLC	2,744,181

		12,061,563

GOLDMAN SACHS MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 2.5%
15,458	Covetrus, Inc.*	$ 342,549
15,848	HCA Healthcare, Inc.	2,006,991
4,600	UnitedHealth Group, Inc.	1,392,788

		3,742,328

Hotels, Restaurants & Leisure – 2.3%
24,109	Las Vegas Sands Corp.	1,052,117
7,492	McDonald’s Corp.	1,455,546
11,668	Starbucks Corp.	892,952

		3,400,615

Household Durables – 5.2%
26,530	D.R. Horton, Inc.	1,755,225
2,430	Garmin Ltd.	239,573
37,500	Lennar Corp. Class A	2,713,125
767	NVR, Inc.*	3,014,425

		7,722,348

Industrial Conglomerates – 1.4%
1,467	3M Co.	220,739
4,370	Roper Technologies, Inc.	1,889,807

		2,110,546

Insurance – 0.1%
2,167	Arthur J. Gallagher & Co.	232,931

Interactive Media & Services* – 2.9%
1,712	Alphabet, Inc. Class A	2,547,370
6,750	Facebook, Inc. Class A	1,712,273

		4,259,643

Internet & Direct Marketing Retail – 3.1%
550	Amazon.com, Inc.*	1,740,574
379	Booking Holdings, Inc.*	629,947
39,994	eBay, Inc.	2,210,869

		4,581,390

IT Services – 4.9%
3,519	Accenture PLC Class A	791,001
5,600	Broadridge Financial Solutions, Inc.	752,304
21,737	Fiserv, Inc.*	2,169,135
4,070	Mastercard, Inc. Class A	1,255,717
3,797	PayPal Holdings, Inc.*	744,478
103,727	Sabre Corp.	784,176
22,384	Verra Mobility Corp.*	228,988
3,314	Visa, Inc. Class A	630,986

		7,356,785

Leisure Products – 1.1%
17,920	Brunswick Corp.	1,200,282
5,965	Hasbro, Inc.	434,013

		1,634,295

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – 1.0%
1,609	IQVIA Holdings, Inc.*	$ 254,850
3,055	Thermo Fisher Scientific, Inc.	1,264,617

		1,519,467

Media – 2.6%
35,629	Comcast Corp. Class A	1,524,921
108,193	Discovery, Inc. Class A*	2,282,872

		3,807,793

Metals & Mining – 1.0%
26,775	Wheaton Precious Metals Corp.	1,454,686

Multiline Retail – 2.3%
6,258	Dollar Tree, Inc.*	584,184
22,460	Target Corp.	2,827,265

		3,411,449

Oil, Gas & Consumable Fuels – 2.2%
29,251	Chevron Corp.	2,455,329
221,775	Kosmos Energy Ltd.	357,058
19,477	Parsley Energy, Inc. Class A	213,857
2,225	Pioneer Natural Resources Co.	215,647

		3,241,891

Pharmaceuticals – 3.0%
20,179	Merck & Co., Inc.	1,619,163
72,443	Pfizer, Inc.	2,787,607

		4,406,770

Road & Rail – 3.0%
2,660	AMERCO	845,162
22,500	Knight-Swift Transportation Holdings, Inc.	978,525
3,162	Norfolk Southern Corp.	607,768
11,641	Union Pacific Corp.	2,017,967

		4,449,422

Semiconductors & Semiconductor Equipment – 6.1%
19,810	Analog Devices, Inc.	2,275,179
46,875	ON Semiconductor Corp.*	965,625
873	Qorvo, Inc.*	111,875
27,350	QUALCOMM, Inc.	2,888,433
10,352	Skyworks Solutions, Inc.	1,507,044
10,475	Texas Instruments, Inc.	1,336,086

		9,084,242

Software – 3.4%
489	Adobe, Inc.*	217,272
3,050	Autodesk, Inc.*	721,112
26,801	Dropbox, Inc. Class A*	609,723
10,941	Microsoft Corp.	2,243,014
3,930	PTC, Inc.*	336,251
8,843	Varonis Systems, Inc.*	958,139

		5,085,511

GOLDMAN SACHS MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 4.8%
18,967	Lowe’s Cos., Inc.	$ 2,824,376
12,345	The Home Depot, Inc.	3,277,474
3,977	The TJX Cos., Inc.	206,764
1,864	Ulta Beauty, Inc.*	359,734
5,010	Williams-Sonoma, Inc.	436,471

		7,104,819

Textiles, Apparel & Luxury Goods – 0.4%
7,433	Carter’s, Inc.	585,126

Wireless Telecommunication Services – 0.2%
231,148	Vodafone Group PLC	347,380

TOTAL COMMON STOCKS (Cost $109,401,220)		$142,240,139

Shares	Description	Expiration Date	Value

	Right* – 0.1%
Diversified Telecommunication Services – 0.1%
	Cellnex Telecom SA
	27,583	08/12/20	115,344
(Cost $—)

Shares	Dividend Rate	Value

Investment Company(b) – 3.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
4,741,223	0.130%	$ 4,741,223
(Cost $4,741,223)

TOTAL INVESTMENTS – 99.0% (Cost $114,142,443)		$147,096,706

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		1,451,469

NET ASSETS – 100.0%		$148,548,175

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	1,285,000	USD	1,480,545	09/16/20	$34,653
	GBP	144,000	USD	180,651	09/16/20	7,890

TOTAL						$42,543

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	EUR	173,000	USD	204,369	09/16/20	$(377)
	GBP	29,000	USD	38,054	09/16/20	(83)
	USD	4,473,681	EUR	3,963,000	09/16/20	(199,258)
	USD	553,404	GBP	440,000	09/16/20	(22,704)

TOTAL						$(222,422)

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 94.9%
Aerospace & Defense – 1.3%
6,350	Aerojet Rocketdyne Holdings, Inc.*	$ 261,938
35,246	BWX Technologies, Inc.	1,921,612
13,918	Curtiss-Wright Corp.	1,240,372
8,085	Hexcel Corp.	301,570
8,317	Mercury Systems, Inc.*	643,985
7,900	Moog, Inc. Class A	424,388
8,200	Vectrus, Inc.*	360,718

		5,154,583

Air Freight & Logistics* – 0.1%
7,400	Hub Group, Inc. Class A	391,460
46,000	Radiant Logistics, Inc.	195,500

		586,960

Airlines – 0.2%
4,800	Mesa Air Group, Inc.*	14,880
29,500	SkyWest, Inc.	776,145

		791,025

Auto Components – 0.8%
60,250	Adient PLC*	1,002,560
9,250	Dana, Inc.	105,728
12,551	LCI Industries	1,578,916
16,050	Modine Manufacturing Co.*	87,312
11,026	Standard Motor Products, Inc.	501,462

		3,275,978

Automobiles – 0.2%
25,120	Harley-Davidson, Inc.	653,874

Banks – 4.7%
1,100	ACNB Corp.	22,660
6,550	Amalgamated Bank Class A	75,653
18,150	Ameris Bancorp	418,811
58,633	BankUnited, Inc.	1,180,869
19,550	Berkshire Hills Bancorp, Inc.	194,718
3,150	Bridge Bancorp, Inc.	56,984
61,750	Cadence BanCorp.	482,267
15,000	Cathay General Bancorp	362,700
1,350	Century Bancorp, Inc. Class A	94,014
19,061	Columbia Banking System, Inc.	551,435
15,800	ConnectOne Bancorp, Inc.	217,882
40,050	Customers Bancorp, Inc.*	474,592
2,000	Eagle Bancorp, Inc.	60,160
10,500	Financial Institutions, Inc.	155,085
112,450	First Bancorp (Banks)	655,866
4,350	First Busey Corp.	74,385
1,753	First Citizens BancShares, Inc. Class A	746,550
22,000	First Commonwealth Financial Corp.	173,140
82,913	First Hawaiian, Inc.	1,441,028
99,039	First Horizon National Corp.	918,092
27,360	First Merchants Corp.	668,405
4,300	Great Western Bancorp, Inc.	55,900
39,300	Hancock Whitney Corp.	749,058
20,350	Hanmi Financial Corp.	187,830
4,950	Heartland Financial USA, Inc.	154,638

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
35,750	Hilltop Holdings, Inc.	$ 696,052
17,300	Hope Bancorp, Inc.	145,839
14,500	International Bancshares Corp.	441,090
37,900	Investors Bancorp, Inc.	307,748
9,950	Midland States Bancorp, Inc.	140,196
6,650	MidWestOne Financial Group, Inc.	120,232
40,050	OFG Bancorp	523,854
2,400	Old Second Bancorp, Inc.	19,968
26,808	Prosperity Bancshares, Inc.	1,489,452
9,200	QCR Holdings, Inc.	274,896
10,850	Sandy Spring Bancorp, Inc.	250,852
51,500	Simmons First National Corp. Class A	854,385
10,272	South State Corp.	489,564
13,750	Southern National Bancorp of Virginia, Inc.	115,775
42,483	Synovus Financial Corp.	856,032
46,700	The Bancorp, Inc.*	440,381
41,050	The Bank of NT Butterfield & Son Ltd.	1,068,531
7,800	TriState Capital Holdings, Inc.*	103,350
42,298	Umpqua Holdings Corp.	458,933
6,050	Univest Financial Corp.	92,505
3,700	WesBanco, Inc.	73,371

		19,135,728

Beverages – 0.1%
450	Coca-Cola Consolidated, Inc.	103,302
2,300	National Beverage Corp.*	147,545

		250,847

Biotechnology* – 5.1%
10,305	Acceleron Pharma, Inc.	1,021,947
3,100	Allogene Therapeutics, Inc.	113,677
1,500	Anika Therapeutics, Inc.	54,600
6,500	Arcus Biosciences, Inc.	127,920
12,350	Arrowhead Pharmaceuticals, Inc.	531,914
51,350	Athenex, Inc.	544,823
19,080	Biohaven Pharmaceutical Holding Co. Ltd.	1,221,883
6,850	BioSpecifics Technologies Corp.	429,221
16,275	Blueprint Medicines Corp.	1,191,004
4,500	Castle Biosciences, Inc.	174,240
157,550	Catalyst Pharmaceuticals, Inc.	677,465
20,548	Coherus Biosciences, Inc.	361,439
20,100	Concert Pharmaceuticals, Inc.	186,327
46,200	CytomX Therapeutics, Inc.	323,862
35,900	Dicerna Pharmaceuticals, Inc.	771,850
16,300	Eagle Pharmaceuticals, Inc.	756,157
15,450	Emergent BioSolutions, Inc.	1,718,658
28,200	FibroGen, Inc.	1,141,254
12,231	Global Blood Therapeutics, Inc.	825,348
18,236	Iovance Biotherapeutics, Inc.	530,121
5,100	Ligand Pharmaceuticals, Inc.	597,618
26,900	Natera, Inc.	1,291,738
8,242	Neurocrine Biosciences, Inc.	992,007
237,600	OPKO Health, Inc.	1,223,640
75,700	PDL BioPharma, Inc.	240,726
12,550	Prothena Corp. PLC	153,612
10,550	PTC Therapeutics, Inc.	488,782

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology* – (continued)
15,300	Puma Biotechnology, Inc.	$ 157,743
46,700	Retrophin, Inc.	928,396
3,500	Syndax Pharmaceuticals, Inc.	49,385
3,950	Ultragenyx Pharmaceutical, Inc.	308,732
950	United Therapeutics Corp.	105,897
70,350	Vanda Pharmaceuticals, Inc.	709,128
15,700	Xencor, Inc.	472,413

		20,423,527

Building Products – 0.7%
13,000	American Woodmark Corp.*	1,048,060
29,650	JELD-WEN Holding, Inc.*	581,140
24,100	UFP Industries, Inc.	1,403,102

		3,032,302

Capital Markets – 1.7%
45,893	Ares Management Corp. Class A	1,832,966
28,650	Brightsphere Investment Group, Inc.*	385,056
15,850	Donnelley Financial Solutions, Inc.*	137,103
19,418	Evercore, Inc. Class A	1,073,815
40,500	Federated Hermes, Inc.	1,067,580
9,295	Hamilton Lane, Inc. Class A	671,471
7,100	Oppenheimer Holdings, Inc. Class A	150,449
18,850	Stifel Financial Corp.	913,848
4,900	Virtus Investment Partners, Inc.	666,008

		6,898,296

Chemicals – 2.5%
40,050	Avient Corp.	957,195
23,796	Huntsman Corp.	440,226
18,280	Ingevity Corp.*	1,069,014
5,900	Koppers Holdings, Inc.*	148,503
36,150	Kronos Worldwide, Inc.	406,326
20,079	Minerals Technologies, Inc.	941,304
46,000	Orion Engineered Carbons SA	469,200
64,769	PQ Group Holdings, Inc.*	794,716
9,481	Quaker Chemical Corp.	1,839,314
4,800	Sensient Technologies Corp.	250,608
4,100	Stepan Co.	447,720
123,448	Valvoline, Inc.	2,533,153

		10,297,279

Commercial Services & Supplies – 4.5%
75,496	ABM Industries, Inc.	2,710,306
152,965	ACCO Brands Corp.	997,332
16,850	CECO Environmental Corp.*	112,895
38,257	Covanta Holding Corp.	376,449
28,200	Deluxe Corp.	796,086
63,182	Harsco Corp.*	1,008,385
11,900	HNI Corp.	353,430
90,905	IAA, Inc.*	3,940,732
9,000	Interface, Inc.	71,820
101,265	KAR Auction Services, Inc.	1,532,139
7,000	Knoll, Inc.	81,970
10,400	Matthews International Corp. Class A	224,640

Shares	Description	Value

Common Stocks – (continued)
Commercial Services & Supplies – (continued)
11,780	MSA Safety, Inc.	$ 1,396,283
15,900	SP Plus Corp.*	252,651
15,050	Steelcase, Inc. Class A	161,487
3,100	UniFirst Corp.	578,088
35,897	Waste Connections, Inc.	3,674,776

		18,269,469

Communications Equipment – 0.6%
5,900	Calix, Inc.*	121,009
20,850	Extreme Networks, Inc.*	94,868
12,058	InterDigital, Inc.	723,721
23,450	NetScout Systems, Inc.*	597,037
71,200	Viavi Solutions, Inc.*	984,696

		2,521,331

Construction & Engineering – 1.0%
19,965	AECOM*	722,533
54,319	Aegion Corp.*	837,599
15,300	EMCOR Group, Inc.	1,048,050
29,704	MasTec, Inc.*	1,181,625
11,800	Primoris Services Corp.	189,154

		3,978,961

Consumer Finance – 1.6%
24,476	FirstCash, Inc.	1,410,797
171,094	Navient Corp.	1,361,908
10,901	Nelnet, Inc. Class A	632,258
25,307	PRA Group, Inc.*	1,001,145
7,400	Regional Management Corp.*	112,406
289,025	SLM Corp.	1,956,699

		6,475,213

Containers & Packaging – 1.1%
276,364	Graphic Packaging Holding Co.	3,852,514
13,150	Greif, Inc. Class A	457,489

		4,310,003

Diversified Consumer Services – 2.1%
11,750	Adtalem Global Education, Inc.*	403,495
22,444	Bright Horizons Family Solutions, Inc.*	2,406,895
27,366	Chegg, Inc.*	2,215,825
33,757	frontdoor, Inc.*	1,417,625
77,200	Laureate Education, Inc. Class A*	978,896
55,772	OneSpaWorld Holdings Ltd.	310,092
28,400	Perdoceo Education Corp.*	408,960
3,200	Strategic Education, Inc.	403,872

		8,545,660

Diversified Financial Services* – 0.2%
25,250	Cannae Holdings, Inc.	951,420

Diversified Telecommunication Services – 1.2%
5,700	Cogent Communications Holdings, Inc.	513,627
52,348	GCI Liberty, Inc. Class A*	4,103,560

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
7,100	Liberty Latin America Ltd. Class A*	$ 72,988
19,150	Liberty Latin America Ltd. Class C*	195,904

		4,886,079

Electric Utilities – 0.3%
12,700	Otter Tail Corp.	485,775
16,500	Portland General Electric Co.	728,145

		1,213,920

Electrical Equipment – 1.1%
32,850	Atkore International Group, Inc.*	876,109
11,100	AZZ, Inc.	350,538
10,700	Encore Wire Corp.	537,033
40,652	EnerSys	2,734,254

		4,497,934

Electronic Equipment, Instruments & Components – 2.6%
59,385	Belden, Inc.	1,876,566
6,500	ePlus, Inc.*	484,510
3,800	FARO Technologies, Inc.*	227,354
43,992	Insight Enterprises, Inc.*	2,192,561
4,892	Littelfuse, Inc.	869,064
26,950	Methode Electronics, Inc.	759,990
8,500	PC Connection, Inc.	371,450
19,550	Sanmina Corp.*	580,244
9,150	ScanSource, Inc.*	209,993
23,564	SYNNEX Corp.	2,939,373

		10,511,105

Energy Equipment & Services – 0.7%
7,300	Archrock, Inc.	48,618
48,961	Cactus, Inc. Class A	1,107,498
39,468	ChampionX Corp.*	375,341
19,000	Matrix Service Co.*	166,345
139,100	Oceaneering International, Inc.*	781,742
1,800	SEACOR Holdings, Inc.*	52,344
61,100	TechnipFMC PLC	490,633

		3,022,521

Entertainment – 0.9%
16,400	The Marcus Corp.	226,484
345,385	Zynga, Inc. Class A*	3,395,135

		3,621,619

Equity Real Estate Investment Trusts (REITs) – 2.8%
11,950	American Assets Trust, Inc.	322,650
13,550	Braemar Hotels & Resorts, Inc.	33,062
10,250	Cedar Realty Trust, Inc.	8,338
19,000	City Office REIT, Inc.	164,350
32,100	Columbia Property Trust, Inc.	383,916
91,500	CoreCivic, Inc.	815,265
29,480	Cousins Properties, Inc.	905,626
49,050	Diversified Healthcare Trust	191,050
15,667	EastGroup Properties, Inc.	2,078,384
41,550	Franklin Street Properties Corp.	218,138
10,900	Front Yard Residential Corp.	94,503

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
4,700	Gladstone Commercial Corp.	$ 85,540
10,300	Global Net Lease, Inc.	171,495
3,150	Hersha Hospitality Trust	14,994
54,900	Kite Realty Group Trust	541,863
10,900	National Health Investors, Inc.	675,800
3,300	Office Properties Income Trust	82,995
27,000	Pebblebrook Hotel Trust	286,200
44,800	Piedmont Office Realty Trust, Inc. Class A	726,208
36,900	Retail Opportunity Investments Corp.	401,103
63,050	Sabra Health Care REIT, Inc.	929,357
12,450	Service Properties Trust	83,415
11,674	Spirit Realty Capital, Inc.	402,286
77,450	The Geo Group, Inc.	823,293
8,100	Urban Edge Properties	84,888
12,200	Urstadt Biddle Properties, Inc. Class A	119,682
68,550	Xenia Hotels & Resorts, Inc.	545,658

		11,190,059

Food & Staples Retailing – 0.8%
18,500	BJ’s Wholesale Club Holdings, Inc.*	740,925
9,904	Casey’s General Stores, Inc.	1,576,618
12,000	PriceSmart, Inc.	784,440

		3,101,983

Food Products – 2.1%
52,450	Darling Ingredients, Inc.*	1,464,929
27,187	Fresh Del Monte Produce, Inc.	613,882
7,650	John B. Sanfilippo & Son, Inc.	674,501
2,000	Lancaster Colony Corp.	317,180
39,802	Nomad Foods Ltd.*	917,834
115,192	The Hain Celestial Group, Inc.*	3,914,224
28,112	The Simply Good Foods Co.*	675,812

		8,578,362

Gas Utilities – 0.6%
2,050	Chesapeake Utilities Corp.	173,205
17,100	New Jersey Resources Corp.	531,126
13,000	ONE Gas, Inc.	984,100
3,000	Southwest Gas Holdings, Inc.	208,920
9,600	Spire, Inc.	591,936

		2,489,287

Health Care Equipment & Supplies – 2.4%
34,550	AngioDynamics, Inc.*	285,383
340	Atrion Corp.	210,834
55,222	Envista Holdings Corp.*	1,207,705
40,582	Establishment Labs Holdings, Inc.*	730,476
7,046	Inari Medical, Inc.*	396,126
13,400	Integer Holdings Corp.*	881,318
10,763	Integra LifeSciences Holdings Corp.*	513,933
52,300	Lantheus Holdings, Inc.*	705,004
34,400	Meridian Bioscience, Inc.*	842,456
34,500	Natus Medical, Inc.*	641,010

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
5,166	Nevro Corp.*	$ 686,871
29,103	OrthoPediatrics Corp.*	1,227,856
4,200	Quidel Corp.*	1,186,374

		9,515,346

Health Care Providers & Services – 1.7%
22,693	Encompass Health Corp.	1,544,939
20,058	HealthEquity, Inc.*	1,034,190
15,200	Magellan Health, Inc.*	1,127,384
1,750	National HealthCare Corp.	103,810
27,918	Progyny, Inc.*	743,317
45,580	R1 RCM, Inc.*	623,079
43,100	Select Medical Holdings Corp.*	820,624
14,500	The Ensign Group, Inc.	666,855
1,400	The Providence Service Corp.*	113,414
12,513	Triple-S Management Corp. Class B*	243,503

		7,021,115

Health Care Technology – 1.9%
15,440	Accolade, Inc.*	500,873
64,550	Allscripts Healthcare Solutions, Inc.*	580,950
202,748	Change Healthcare, Inc.*	2,364,042
13,400	Computer Programs & Systems, Inc.	330,712
2,800	HealthStream, Inc.*	61,474
12,700	HMS Holdings Corp.*	412,750
18,500	Inovalon Holdings, Inc. Class A*	435,305
38,650	NextGen Healthcare, Inc.*	565,063
9,300	Omnicell, Inc.*	653,697
39,138	Phreesia, Inc.*	1,176,488
13,209	Tabula Rasa HealthCare, Inc.*	742,346

		7,823,700

Hotels, Restaurants & Leisure – 1.1%
2,140	BBX Capital Corp.	29,789
22,500	Brinker International, Inc.	605,025
15,600	Century Casinos, Inc.*	62,868
9,785	Choice Hotels International, Inc.	822,331
400	Churchill Downs, Inc.	55,408
8,200	Del Taco Restaurants, Inc.*	62,730
36,896	Extended Stay America, Inc.	420,983
42,609	International Game Technology PLC	420,125
12,950	Marriott Vacations Worldwide Corp.	1,096,347
3,900	Papa John’s International, Inc.	369,213
3,000	Wingstop, Inc.	468,750

		4,413,569

Household Durables – 1.8%
5,400	Cavco Industries, Inc.*	1,081,782
18,400	M/I Homes, Inc.*	765,992
3,350	MDC Holdings, Inc.	150,180
16,000	Meritage Homes Corp.*	1,586,880
6,796	Tempur Sealy International, Inc.*	550,136
12,384	Toll Brothers, Inc.	473,069

Shares	Description	Value

Common Stocks – (continued)
Household Durables – (continued)
20,202	TopBuild Corp.*	$ 2,665,048

		7,273,087

Household Products – 1.0%
58,672	Energizer Holdings, Inc.	2,941,227
19,592	Spectrum Brands Holdings, Inc.	1,061,103

		4,002,330

Insurance – 3.7%
34,000	American Equity Investment Life Holding Co.	865,300
70,361	Assured Guaranty Ltd.	1,535,981
42,578	Axis Capital Holdings Ltd.	1,708,229
18,670	First American Financial Corp.	952,357
32,550	Genworth Financial, Inc. Class A*	66,402
31,250	Heritage Insurance Holdings, Inc.	370,937
126,246	National General Holdings Corp.	4,291,102
27,030	ProAssurance Corp.	397,341
8,875	Reinsurance Group of America, Inc.	756,594
17,301	The Hanover Insurance Group, Inc.	1,762,626
21,450	Universal Insurance Holdings, Inc.	375,589
1,952	White Mountains Insurance Group Ltd.	1,718,014

		14,800,472

Interactive Media & Services* – 0.5%
82,650	Cars.com, Inc.	671,118
59,700	Liberty TripAdvisor Holdings, Inc. Class A	148,056
18,100	QuinStreet, Inc.	211,317
33,911	Yelp, Inc.	847,097

		1,877,588

Internet & Direct Marketing Retail – 1.4%
13,200	1-800-Flowers.com, Inc. Class A*	372,900
11,885	Etsy, Inc.*	1,406,946
84,980	MakeMyTrip Ltd.*	1,323,139
11,400	PetMed Express, Inc.	355,680
6,150	Stamps.com, Inc.*	1,600,722
26,671	Stitch Fix, Inc. Class A*	590,763

		5,650,150

IT Services – 5.3%
462	Broadridge Financial Solutions, Inc.	62,065
85,752	DXC Technology Co.	1,535,818
28,834	EVERTEC, Inc.	895,296
114,249	Evo Payments, Inc. Class A*	2,592,310
116,563	Genpact Ltd.	4,641,538
41,650	KBR, Inc.	926,296
7,050	ManTech International Corp. Class A	490,539
27,500	MAXIMUS, Inc.	2,040,775
32,000	Perspecta, Inc.	684,800

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
26,751	Science Applications International Corp.	$ 2,139,545
58,569	Sykes Enterprises, Inc.*	1,608,305
17,400	The Hackett Group, Inc.	239,946
42,493	TTEC Holdings, Inc.	2,016,718
72,916	Unisys Corp.*	866,971
3,914	WEX, Inc.*	619,860

		21,360,782

Leisure Products – 0.7%
63,822	Clarus Corp.	764,588
1,100	Johnson Outdoors, Inc. Class A	96,316
12,150	Malibu Boats, Inc. Class A*	714,177
28,850	MasterCraft Boat Holdings, Inc.*	597,195
33,600	Smith & Wesson Brands, Inc.*	802,704

		2,974,980

Life Sciences Tools & Services – 3.2%
27,494	Bruker Corp.	1,226,782
22,503	Charles River Laboratories International, Inc.*	4,477,872
11,100	Medpace Holdings, Inc.*	1,324,785
93,820	NeoGenomics, Inc.*	3,586,739
35,144	Syneos Health, Inc.*	2,192,634

		12,808,812

Machinery – 2.0%
35,400	Altra Industrial Motion Corp.	1,211,742
7,650	CIRCOR International, Inc.*	200,583
20,450	Commercial Vehicle Group, Inc.*	47,853
6,896	ESCO Technologies, Inc.	592,642
47,650	Gates Industrial Corp. PLC*	502,231
19,418	Hillenbrand, Inc.	567,588
1,558	IDEX Corp.	256,790
13,698	John Bean Technologies Corp.	1,284,324
8,150	Mueller Industries, Inc.	227,874
13,900	Rexnord Corp.	402,683
21,500	SPX Corp.*	903,000
5,450	Standex International Corp.	291,848
22,104	Terex Corp.	416,660
24,650	The Shyft Group, Inc.	465,392
8,806	Woodward, Inc.	659,922

		8,031,132

Marine – 0.0%
44,100	Costamare, Inc.	200,655

Media – 0.4%
53,500	Entercom Communications Corp. Class A	74,900
6,600	Gray Television, Inc.*	94,644
41,950	Meredith Corp.	602,402
7,669	Nexstar Media Group, Inc. Class A	672,188
13,400	TEGNA, Inc.	157,852

		1,601,986

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – 0.5%
4,600	Arconic Corp.*	$ 74,934
16,200	Commercial Metals Co.	335,016
8,800	Compass Minerals International, Inc.	448,272
41,150	Ryerson Holding Corp.*	231,675
22,650	Worthington Industries, Inc.	847,563

		1,937,460

Mortgage Real Estate Investment Trusts (REITs) – 1.2%
30,982	Ares Commercial Real Estate Corp.	282,866
10,200	ARMOUR Residential REIT, Inc.	95,268
56,831	Blackstone Mortgage Trust, Inc. Class A	1,367,922
90,300	Chimera Investment Corp.	811,797
79,900	Colony Credit Real Estate, Inc.	503,370
25,900	Ready Capital Corp.	207,718
51,133	Starwood Property Trust, Inc.	764,438
72,700	TPG RE Finance Trust, Inc.	631,036

		4,664,415

Oil, Gas & Consumable Fuels – 1.1%
27,550	Ardmore Shipping Corp.	113,230
18,400	Berry Corp.	86,572
11,850	DHT Holdings, Inc.	67,308
20,700	Diamond S Shipping, Inc.*	181,746
23,250	Dorian LPG Ltd.*	198,555
16,100	International Seaways, Inc.	278,047
35,655	Parsley Energy, Inc. Class A	391,492
125,317	World Fuel Services Corp.	2,948,709

		4,265,659

Paper & Forest Products – 0.6%
19,900	Boise Cascade Co.	927,141
2,500	Neenah, Inc.	111,525
49,117	Schweitzer-Mauduit International, Inc.	1,597,776

		2,636,442

Personal Products* – 0.3%
21,100	Edgewell Personal Care Co.	630,679
5,900	USANA Health Sciences, Inc.	478,962

		1,109,641

Pharmaceuticals* – 1.4%
110,100	Amneal Pharmaceuticals, Inc.	476,733
12,000	Amphastar Pharmaceuticals, Inc.	240,240
28,483	Catalent, Inc.	2,487,705
3,250	Horizon Therapeutics PLC	198,868
9,000	Osmotica Pharmaceuticals PLC	48,150
10,950	Pacira BioSciences, Inc.	576,079
24,000	Prestige Consumer Healthcare, Inc.	892,560
34,550	Supernus Pharmaceuticals, Inc.	769,256

		5,689,591

Professional Services – 1.9%
36,637	ASGN, Inc.*	2,508,169
8,250	Barrett Business Services, Inc.	434,610

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
19,833	FTI Consulting, Inc.*	$ 2,368,853
7,500	Heidrick & Struggles International, Inc.	151,725
22,700	Kelly Services, Inc. Class A	336,187
15,100	Kforce, Inc.	435,484
12,320	Korn Ferry	346,192
4,188	ManpowerGroup, Inc.	288,093
9,800	TriNet Group, Inc.*	646,800

		7,516,113

Real Estate Management & Development – 0.2%
22,750	Cushman & Wakefield PLC*	243,425
100,400	Newmark Group, Inc. Class A	408,628
9,300	The RMR Group, Inc. Class A	267,468

		919,521

Road & Rail – 0.5%
17,548	Knight-Swift Transportation Holdings, Inc.	763,163
3,092	Landstar System, Inc.	376,544
2,100	Schneider National, Inc. Class B	52,773
18,500	Werner Enterprises, Inc.	813,722

		2,006,202

Semiconductors & Semiconductor Equipment – 2.7%
13,850	Brooks Automation, Inc.	754,132
4,550	Cabot Microelectronics Corp.	685,776
3,250	Cirrus Logic, Inc.*	222,723
24,353	Entegris, Inc.	1,751,224
8,563	First Solar, Inc.*	509,927
29,150	FormFactor, Inc.*	840,686
64,089	Lattice Semiconductor Corp.*	1,992,527
23,950	NeoPhotonics Corp.*	218,185
10,100	Photronics, Inc.*	119,988
5,550	Rambus, Inc.*	81,918
12,800	Semtech Corp.*	713,344
13,700	Synaptics, Inc.*	1,096,274
64,948	Ultra Clean Holdings, Inc.*	1,954,285

		10,940,989

Software – 6.2%
25,200	A10 Networks, Inc.*	203,616
12,800	ACI Worldwide, Inc.*	342,912
8,317	Aspen Technology, Inc.*	808,911
25,440	Blackline, Inc.*	2,261,870
14,000	ChannelAdvisor Corp.*	285,180
12,450	CommVault Systems, Inc.*	548,796
24,450	Cornerstone OnDemand, Inc.*	868,219
24,826	Dynatrace, Inc.*	1,038,472
22,800	Ebix, Inc.	502,854
4,800	eGain Corp.*	47,568
5,263	Envestnet, Inc.*	427,356
6,245	Guidewire Software, Inc.*	734,787
15,450	j2 Global, Inc.*	876,324
5,900	MicroStrategy, Inc. Class A*	731,128
68,034	Mimecast Ltd.*	3,192,836
52,600	Mitek Systems, Inc.*	539,676
62,621	Nuance Communications, Inc.*	1,712,684
18,800	OneSpan, Inc.*	585,432

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
24,200	Progress Software Corp.	$ 843,612
35,028	PROS Holdings, Inc.*	1,142,964
2,600	Qualys, Inc.*	321,048
16,950	SPS Commerce, Inc.*	1,274,131
10,350	Telenav, Inc.*	53,665
58,218	Workiva, Inc.*	3,254,386
49,200	Xperi Holding Corp.	907,248
123,775	Zuora, Inc. Class A*	1,440,741

		24,946,416

Specialty Retail – 2.7%
1,000	America’s Car-Mart, Inc.*	95,160
12,700	Asbury Automotive Group, Inc.*	1,271,905
36,608	Foot Locker, Inc.	1,075,909
11,400	Group 1 Automotive, Inc.	957,828
19,177	Lithia Motors, Inc. Class A	4,394,409
6,700	Murphy USA, Inc.*	887,147
57,240	National Vision Holdings, Inc.*	1,831,108
2,700	Sleep Number Corp.*	125,550
5,500	Zumiez, Inc.*	127,050

		10,766,066

Technology Hardware, Storage & Peripherals* – 0.4%
42,350	Diebold Nixdorf, Inc.	295,179
61,725	NCR Corp.	1,137,592

		1,432,771

Textiles, Apparel & Luxury Goods – 1.2%
6,950	Deckers Outdoor Corp.*	1,454,288
74,549	Hanesbrands, Inc.	1,053,377
48,198	Skechers U.S.A., Inc. Class A*	1,411,237
41,229	Steven Madden Ltd.	873,230
11,700	Vera Bradley, Inc.*	51,305

		4,843,437

Thrifts & Mortgage Finance – 2.3%
17,200	Axos Financial, Inc.*	385,452
51,525	Essent Group Ltd.	1,846,141
6,104	Federal Agricultural Mortgage Corp. Class C	363,249
5,850	Merchants Bancorp	107,816
68,448	Mr Cooper Group, Inc.*	1,117,756
52,995	NMI Holdings, Inc. Class A*	822,482
17,240	PennyMac Financial Services, Inc.	832,002
28,250	Radian Group, Inc.	421,490
47,927	Walker & Dunlop, Inc.	2,416,000
35,379	Washington Federal, Inc.	825,746

		9,138,134

Tobacco – 0.3%
9,150	Turning Point Brands, Inc.	300,852
23,218	Universal Corp.	978,871

		1,279,723

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – 2.5%
33,084	Air Lease Corp.	$ 867,462
5,300	Applied Industrial Technologies, Inc.	334,536
76,895	BMC Stock Holdings, Inc.*	1,968,512
22,150	Foundation Building Materials, Inc.*	304,120
40,450	GMS, Inc.*	947,744
26,823	HD Supply Holdings, Inc.*	941,487
92,465	Nesco Holdings, Inc.*	310,682
26,908	SiteOne Landscape Supply, Inc.*	3,445,031
3,400	Veritiv Corp.*	52,054
28,233	WESCO International, Inc.*	1,097,417

		10,269,045

Water Utilities – 0.2%
9,750	American States Water Co.	749,580
3,550	Artesian Resources Corp. Class A	124,534

		874,114

TOTAL COMMON STOCKS (Cost $337,019,898)		$383,256,768

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligation(a) – 0.1%
United States Treasury Bills
$ 550,000	0.000%	09/17/20	$ 549,938
(Cost $503,000)

Shares	Dividend Rate	Value

Investment Company(b) – 4.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
19,901,953	0.130%	$ 19,901,953
(Cost $19,901,953)

Shares	Description	Value

Exchange Traded Fund – 0.5%
8,487	iShares Russell 2000 Growth Index Fund	1,816,897

TOTAL INVESTMENTS – 100.4% (Cost $359,220,567)		$405,525,556

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(1,749,953)

NET ASSETS – 100.0%		$403,775,603

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2020, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Value	Unrealized Gain (Loss)

Long position contracts:
E-mini Russell 2000 Index	43	09/18/20	$3,177,270	$25,235

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) —Underlying Funds (“Underlying Funds”) include other investment companies. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement(s) of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investment are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2020:

MULTI-MANAGER INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$33,627,895	$139,632,456	$—
Australia and Oceania	—	7,641,231	—
Europe	43,518,258	552,552,868	—
North America	52,016,107	—	—
South America	10,251,970	—	—
Investment Company	26,163,198	—	—

Total	$165,577,428	$699,826,555	$—

Derivative Type

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(19)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER U.S. DYNAMIC EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$6,125,041	$3,194,698	$—
North America	132,920,400	—	—
Investment Company	4,741,223	—	—
Right		115,344

Total	$143,786,664	$3,310,042	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$42,543	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(222,422)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

MULTI-MANAGER U.S. SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,323,139	$—	$—
Europe	2,345,164	—	—
North America	379,588,465	—	—
Fixed Income
U.S. Treasury Obligations	549,938	—	—
Investment Company	19,901,953	—	—
Exchange Traded Fund	1,816,897	—	—

Total	$405,525,556	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$25,235	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Multi-Manager Approach Risk— The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.